LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				15 Months Ended	18 Months Ended
	Oct. 23, 2020	Sep. 30, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2021
Leases
Leases, description	The Company eliminated the operating lease asset and operating lease liability at termination which was $45,032.				Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term			Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Description of renewal lease term					one to 17 years or more			one to 17 years or more
Incremental borrowing rate					8.00%			8.00%
Operating lease cost and rent			$ 30,480	$ 34,079	$ 60,959	$ 68,158	$ 121,917	$ 121,917	$ 117,841	$ 117,841	$ 34,079	$ 68,158
Annual rent		$ 15,480						164,095		$ 150,668
Renewal lease term		3 years
Termination lease amount								$ 45,032